Annual Total Returns - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Nov. 30, 2018
Fidelity Advisor Communication Services Fund - Class A
Bar Chart Table:
Annual Return 2019	32.26%
Annual Return 2020	34.98%
Annual Return 2021	15.63%
Annual Return 2022	(38.47%)